Commitments and Contingency (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 57,202	$ 206,006	$ 301,021